Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 106,812	$ 97,467
Allowance for credit losses	(23,123)	(21,862)	$ (22,077)	$ (21,144)
Accounts receivable, net	$ 83,689	$ 75,605